Segment Information (Details) - Schedule of Non-Current Assets is Aggregated to form the Reportable Geographical Segment	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
PRC [Member]
Schedule of Non-Current Assets is Aggregated to form the Reportable Geographical Segment [Line Items]
Non-current assets	¥ 631,678,369	$ 87,979,939	¥ 645,210,788	$ 93,893,911	¥ 604,094,049
Other countries/regions [Member]
Schedule of Non-Current Assets is Aggregated to form the Reportable Geographical Segment [Line Items]
Non-current assets	¥ 4,638,477	$ 646,045	¥ 4,602,447